November 27, 2013

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Mutual Fund Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 143 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.   The purpose of this filing is to revise the objective and strategy for the Empiric Core Equity Fund, a series of the Trust.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265 or Tanya Goins at (202) 973-2722.

Sincerely,

/s/ Thompson Hine LLP

745021.11